SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Interest Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest Receivable	$ 47,488	$ 29,500
Held-to-maturity Securities [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest Receivable	400	200
Available-for-sale Securities [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest Receivable	$ 15,900	$ 14,900